Cover	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	Amendment No. 1 to FORM S-1
Entity Registrant Name	COMPASS THERAPEUTICS, INC.
Entity Central Index Key	0001738021
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false